INVENTORY (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory, Net

Inventory is composed of the following:

	December 31,
	2021	2020

Raw materials and components	$13,741	$11,281
Work in progress	11,985	15,432
Spare parts	13,462	13,147
Finished goods	1,815	1,363

Total inventory (**)	$41,003	$41,223

(**) The total amount of Rotables included in the company spare parts inventory for the years ended December 31, 2021 and 2020 were $8,623 and $9,183, respectively.